Shareholder Report, Line Graph (Details) - USD ($)							1 Months Ended	4 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended	12 Months Ended		13 Months Ended	16 Months Ended	18 Months Ended	19 Months Ended	20 Months Ended	24 Months Ended	25 Months Ended	28 Months Ended	30 Months Ended	31 Months Ended	32 Months Ended	36 Months Ended	37 Months Ended	40 Months Ended	42 Months Ended	43 Months Ended	44 Months Ended	48 Months Ended	49 Months Ended	52 Months Ended	54 Months Ended	55 Months Ended	56 Months Ended	60 Months Ended	61 Months Ended	66 Months Ended	67 Months Ended	68 Months Ended	72 Months Ended	73 Months Ended	78 Months Ended	79 Months Ended	80 Months Ended	84 Months Ended	90 Months Ended	92 Months Ended	96 Months Ended	102 Months Ended	104 Months Ended	108 Months Ended	114 Months Ended	116 Months Ended	120 Months Ended	126 Months Ended	128 Months Ended
	Dec. 16, 2021	Mar. 19, 2020	Sep. 17, 2019	Apr. 30, 2016	Oct. 20, 2015	Sep. 01, 2015	Apr. 30, 2020	Apr. 30, 2022	Apr. 30, 2016	Apr. 30, 2020	Apr. 30, 2016	Apr. 30, 2026	Apr. 30, 2017	Apr. 30, 2021	Apr. 30, 2023	Apr. 30, 2017	Apr. 30, 2021	Apr. 30, 2017	Apr. 30, 2018	Apr. 30, 2022	Apr. 30, 2024	Apr. 30, 2018	Apr. 30, 2022	Apr. 30, 2018	Apr. 30, 2019	Apr. 30, 2023	Apr. 30, 2025	Apr. 30, 2019	Apr. 30, 2023	Apr. 30, 2019	Apr. 30, 2020	Apr. 30, 2024	Apr. 30, 2026	Apr. 30, 2020	Apr. 30, 2024	Apr. 30, 2020	Apr. 30, 2021	Apr. 30, 2025	Apr. 30, 2021	Apr. 30, 2025	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2026	Apr. 30, 2022	Apr. 30, 2026	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2023	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2024	Apr. 30, 2024	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026
C000242720
Account Value [Line Items]
Line Graph and Table Measure Name												Grandeur Peak Emerging Markets - Institutional
Accumulated Value				$ 10,000									$ 11,842						$ 13,410						$ 12,294						$ 11,552						$ 18,518					$ 15,587					$ 14,910			$ 15,294			$ 14,356			$ 19,057
C000242719
Account Value [Line Items]
Line Graph and Table Measure Name												Grandeur Peak Emerging Markets - Investor
Accumulated Value				10,000									11,808						13,342						12,211						11,443						18,300					15,370					14,672			15,009			14,056			18,606
C000242722
Account Value [Line Items]
Line Graph and Table Measure Name												Grandeur Peak Global Contrarian - Institutional
Accumulated Value			$ 10,000							$ 8,804							$ 15,716						$ 14,693						$ 14,755						$ 17,156					$ 19,951					$ 24,735
C000242723
Account Value [Line Items]
Line Graph and Table Measure Name												Grandeur Peak Global Explorer - Institutional
Accumulated Value	$ 10,000							$ 7,800							$ 7,379						$ 7,678						$ 8,021						$ 10,079
C000242724
Account Value [Line Items]
Line Graph and Table Measure Name												Grandeur Peak Global MicroCap - Institutional
Accumulated Value					$ 10,000				$ 10,380							$ 12,125						$ 14,268						$ 13,173						$ 12,960					$ 26,234					$ 19,887				$ 18,326			$ 19,681			$ 21,680			$ 23,350
C000242725
Account Value [Line Items]
Line Graph and Table Measure Name												Grandeur Peak Global Opportunities - Institutional
Accumulated Value				10,000									11,781						13,974						13,718						13,523						24,807					20,020					18,872			18,682			18,421			22,113
C000242726
Account Value [Line Items]
Line Graph and Table Measure Name												Grandeur Peak Global Opportunities - Investor
Accumulated Value				10,000									11,709						13,865						13,610						13,375						24,468					19,698					18,518			18,328			17,947			21,530
C000242727
Account Value [Line Items]
Line Graph and Table Measure Name												Grandeur Peak Global Reach - Institutional
Accumulated Value				10,000									11,836						14,047						13,860						13,431						23,882					19,107					17,522			18,241			19,021			22,274
C000242728
Account Value [Line Items]
Line Graph and Table Measure Name												Grandeur Peak Global Reach - Investor
Accumulated Value				10,000									11,811						13,989						13,764						13,308						23,606					18,844					17,243			17,893			18,619			21,763
C000242730
Account Value [Line Items]
Line Graph and Table Measure Name												Grandeur Peak Global Stalwarts - Institutional
Accumulated Value						$ 10,000					$ 10,876							$ 12,835						$ 15,408						$ 15,729						$ 15,416					$ 25,996					$ 20,468			$ 17,993			$ 18,949			$ 19,134			$ 23,333
C000242729
Account Value [Line Items]
Line Graph and Table Measure Name												Grandeur Peak Global Stalwarts - Investor
Accumulated Value						10,000					10,855							12,777						15,306						15,578						15,233					25,627					20,131			17,644			18,542			18,664			22,704
C000242731
Account Value [Line Items]
Line Graph and Table Measure Name												Grandeur Peak International Opportunities - Institutional
Accumulated Value				10,000									11,759						14,038						13,029						12,299						21,681					17,045					16,041			15,423			15,579			18,212
C000242732
Account Value [Line Items]
Line Graph and Table Measure Name												Grandeur Peak International Opportunities - Investor
Accumulated Value				10,000									11,750						14,018						12,981						12,229						21,507					16,861					15,875			15,168			15,269			17,835
C000242733
Account Value [Line Items]
Line Graph and Table Measure Name												Grandeur Peak International Stalwarts - Institutional
Accumulated Value						10,000					11,034							13,126						15,854						15,458						15,227					25,523					20,710			19,157			19,374			19,409			24,637
C000242734
Account Value [Line Items]
Line Graph and Table Measure Name												Grandeur Peak International Stalwarts - Investor
Accumulated Value						10,000					11,020							13,078						15,759						15,335						15,064					25,177					20,376			18,800			18,962			18,956			24,013
C000242721
Account Value [Line Items]
Line Graph and Table Measure Name												Grandeur Peak US Stalwarts - Institutional
Accumulated Value		$ 10,000					$ 13,150							$ 22,838						$ 18,057						$ 16,095						$ 18,418						$ 18,326					$ 23,514
MSCI Emerging Markets IMI Index Net (usd)
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI Emerging Markets IMI Index
Accumulated Value				10,000									11,842						14,341						13,503						11,777						17,806					14,805					13,858			15,452			16,609			24,153
MSCI Emerging Markets IMI Index Net (usd)
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI Emerging Markets IMI Index
Accumulated Value				10,000									11,842						14,341						13,503						11,777						17,806					14,805					13,858			15,452			16,609			24,153
MSCI ACWI IMI Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI ACWI IMI Index
Accumulated Value			10,000							9,291							13,761						12,906						13,106						15,310					17,004					22,381
MSCI ACWI IMI Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI ACWI IMI Index
Accumulated Value	10,000							8,887							9,025						10,543						11,710						15,412
MSCI ACWI IMI Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI ACWI IMI Index
Accumulated Value					10,000				10,055							11,603						13,259						13,827						12,967					19,205					18,012				18,292			21,367			23,732			31,236
MSCI ACWI IMI Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI ACWI IMI Index
Accumulated Value				10,000									11,540						13,187						13,752						12,897						19,101					17,915					18,193			21,251			23,603			31,066
MSCI ACWI IMI Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI ACWI IMI Index
Accumulated Value				10,000									11,540						13,187						13,752						12,897						19,101					17,915					18,193			21,251			23,603			31,066
MSCI ACWI IMI Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI ACWI IMI Index
Accumulated Value				10,000									11,540						13,187						13,752						12,897						19,101					17,915					18,193			21,251			23,603			31,066
MSCI ACWI IMI Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI ACWI IMI Index
Accumulated Value				10,000									11,540						13,187						13,752						12,897						19,101					17,915					18,193			21,251			23,603			31,066
MSCI ACWI IMI Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI ACWI IMI Index
Accumulated Value						10,000					10,574							12,203						13,944						14,541						13,637					20,197					18,942			19,237			22,471			24,958			32,849
MSCI ACWI IMI Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI ACWI IMI Index
Accumulated Value						10,000					10,574							12,203						13,944						14,541						13,637					20,197					18,942			19,237			22,471			24,958			32,849
MSCI ACWI ex-USA IMI Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI ACWI ex-USA IMI Index
Accumulated Value				10,000									11,257						13,089						12,568						11,088						16,071					14,410					14,728			16,106			17,945			23,771
MSCI ACWI ex-USA IMI Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI ACWI ex-USA IMI Index
Accumulated Value				10,000									11,257						13,089						12,568						11,088						16,071					14,410					14,728			16,106			17,945			23,771
MSCI ACWI ex-USA IMI Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI ACWI ex-USA IMI Index
Accumulated Value						10,000					10,372							11,677						13,576						13,036						11,501					16,670					14,947			15,277			16,706			18,613			24,657
MSCI ACWI ex-USA IMI Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI ACWI ex-USA IMI Index
Accumulated Value						10,000					10,372							11,677						13,576						13,036						11,501					16,670					14,947			15,277			16,706			18,613			24,657
MSCI USA IMI NET (USD)
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI USA IMI Index
Accumulated Value		10,000					12,203							18,365						17,777						17,973						21,908						24,291					31,848
MSCI Emerging Markets SMID Cap Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI Emerging Markets SMID Cap Index
Accumulated Value				10,000									11,367						13,442						12,144						9,863						16,025					14,612					13,999			16,142			16,750			23,559
MSCI Emerging Markets SMID Cap Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI Emerging Markets SMID Cap Index
Accumulated Value				10,000									11,367						13,442						12,144						9,863						16,025					14,612					13,999			16,142			16,750			23,559
MSCI ACWI Small Cap Index Net
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI ACWI Small Cap Index
Accumulated Value			$ 10,000							$ 8,554							$ 14,285						$ 12,651						$ 12,363						$ 13,799					$ 14,467					$ 19,797
MSCI ACWI Mid Cap Index Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI ACWI Mid Cap Index
Accumulated Value	10,000							8,871							8,740						9,786						10,689						13,576
MSCI ACWI Small Cap Index Net
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI ACWI Small Cap Index
Accumulated Value	$ 10,000							$ 8,983							$ 8,779						$ 9,799						$ 10,273						$ 14,059
MSCI ACWI Small Cap Index Net
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI ACWI Small Cap Index
Accumulated Value					10,000				10,146							11,882						13,657						13,554						11,508					19,218					17,019				16,632			18,563			19,462			26,633
MSCI World Micro Cap Index Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI World Micro Cap Index
Accumulated Value					$ 10,000				$ 10,327							$ 12,118						$ 14,397						$ 13,078						$ 11,234					$ 20,268					$ 17,231				$ 15,740			$ 16,273			$ 17,896			$ 24,692
MSCI ACWI Small Cap Index Net
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI ACWI Small Cap Index
Accumulated Value				10,000									11,710						13,460						13,358						11,342						18,940					16,773					16,392			18,295			19,181			26,249
MSCI ACWI Small Cap Index Net
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI ACWI Small Cap Index
Accumulated Value				10,000									11,710						13,460						13,358						11,342						18,940					16,773					16,392			18,295			19,181			26,249
MSCI ACWI Small Cap Index Net
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI ACWI Small Cap Index
Accumulated Value				10,000									11,710						13,460						13,358						11,342						18,940					16,773					16,392			18,295			19,181			26,249
MSCI ACWI Small Cap Index Net
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI ACWI Small Cap Index
Accumulated Value				10,000									11,710						13,460						13,358						11,342						18,940					16,773					16,392			18,295			19,181			26,249
MSCI ACWI Mid Cap Index Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI ACWI Mid Cap Index
Accumulated Value						10,000					10,605							12,018						13,752						13,862						12,316					19,009					17,355			17,097			19,143			20,911			26,558
MSCI ACWI Small Cap Index Net
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI ACWI Small Cap Index
Accumulated Value						10,000					10,556							12,361						14,208						14,101						11,972					19,993					17,705			17,303			19,312			20,247			27,708
MSCI ACWI Mid Cap Index Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI ACWI Mid Cap Index
Accumulated Value						10,000					10,605							12,018						13,752						13,862						12,316					19,009					17,355			17,097			19,143			20,911			26,558
MSCI ACWI Small Cap Index Net
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI ACWI Small Cap Index
Accumulated Value						10,000					10,556							12,361						14,208						14,101						11,972					19,993					17,705			17,303			19,312			20,247			27,708
MSCI ACWI ex US Small Cap Net TR
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI ACWI ex US Small Cap Index
Accumulated Value				10,000									11,248						13,322						12,184						10,538						16,689					14,931					14,517			15,902			17,211			23,087
MSCI ACWI ex US Small Cap Net TR
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI ACWI ex US Small Cap Index
Accumulated Value				$ 10,000									$ 11,248						$ 13,322						$ 12,184						$ 10,538						$ 16,689					$ 14,931					$ 14,517			$ 15,902			$ 17,211			$ 23,087
MSCI ACWI ex US Small Cap Net TR
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI ACWI ex US Small Cap Index
Accumulated Value						10,000					10,786							12,132						14,369						13,142						11,366					18,001					16,105			15,657			17,152			18,563			24,901
MSCI ACWI ex USA MID CAP Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI ACWI ex USA Mid Cap Index
Accumulated Value						10,000					10,659							11,790						13,750						12,967						11,276					16,570					14,514			14,690			15,755			17,792			23,625
MSCI ACWI ex US Small Cap Net TR
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI ACWI ex US Small Cap Index
Accumulated Value						10,000					10,786							12,132						14,369						13,142						11,366					18,001					16,105			15,657			17,152			18,563			24,901
MSCI ACWI ex USA MID CAP Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI ACWI ex USA Mid Cap Index
Accumulated Value						$ 10,000					$ 10,659							$ 11,790						$ 13,750						$ 12,967						$ 11,276					$ 16,570					$ 14,514			$ 14,690			$ 15,755			$ 17,792			$ 23,625
MSCI USA SMALL CAP Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI U.S. Small Cap Index
Accumulated Value		10,000					12,582							22,080						19,369						18,972						21,547						21,925					30,562
MSCI USA Mid Cap Index Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI USA Mid Cap Index
Accumulated Value		$ 10,000					$ 12,463							$ 20,203						$ 19,164						$ 18,359						$ 21,413						$ 22,660					$ 27,571